Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

10.Leases

The Company’s operating leases mainly related to office premises and on-demand delivery service stations. The total lease cost for the year ended December 31, 2022 and 2023 was RMB 44,281 and RMB 39,809 (US$5,607), comprised of operating lease expenses of RMB 3,557 and RMB4,873 (US$686), and short-term lease expenses of RMB 40,724 and RMB34,936 (US$4,921) respectively. The weighted-average remaining lease term and weighted average incremental borrowing rate as of December 31, 2023 was 1.58 years and 4.67%, respectively.

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	2023	2023
	RMB	US$
2024	4,067	573
2025	1,305	184
2026 and after	165	23
Total undiscounted cashflows	5,537	780
Less: imputed interest	197	28
Present value of lease liabilities	5,340	752

As of December 31, 2023, future minimum payment under non-cancellable short-term leases was RMB5,537 (US$780).

The operating cash flows used in operating leases was RMB4,842 and RMB3,157 (US$445) for the years ended December 31, 2022 and 2023, respectively.